SCHEDULE OF RIGHT-OF-USE ASSETS, INCLUDED IN OTHER NON-CURRENT ASSETS (Details) - Latam Logistic Properties SA [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Additions	$ 115,100	$ 148,326	$ 0
Net book value	130,402	179,460
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2022	457,725	452,460
Additions	115,100	148,326
Retirements	(339,721)	(112,740)
Foreign currency translation effect	30,509	(30,321)
Balance as of December 31, 2023	263,613	457,725	452,460
Balance as of December 31	(457,725)	(452,460)
Balance as of December 31	(263,613)	(457,725)	(452,460)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2022	(327,323)	(317,337)
Additions	60,666	104,198
Retirements	(311,951)	(111,688)
Foreign currency translation effect	8,115	17,476
Balance as of December 31, 2023	(84,153)	(327,323)	(317,337)
Balance as of December 31	327,323	317,337
Balance as of December 31	$ 84,153	$ 327,323	$ 317,337